UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21177

Name of Fund: BlackRock California Insured Municipal Income Trust (BCK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
California Insured Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock California Insured Municipal Income Trust (BCK)
Schedule of Investments November 30, 2009	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 126.3%
County/City/Special District/	Benicia Unified School District, GO, CAB, Series B
School District - 70.8%	(MBIA), 5.54%, 8/01/23 (a)	$ 6,500 $	2,933,060
	Central Unified School District, GO, Election of 2008,
	Series A (AGC), 5.63%, 8/01/33	400	424,308
	Ceres Unified School District, GO, CAB, Election of
	2001, Series B (MBIA), 5.91%, 8/01/30 (a)	3,055	795,033
	Ceres Unified School District, GO, CAB, Election of
	2001, Series B (MBIA), 5.92%, 8/01/31 (a)	3,180	760,879
	Ceres Unified School District, GO, CAB, Election of
	2001, Series B (MBIA), 5.92%, 8/01/32 (a)	3,300	732,699
	Ceres Unified School District, GO, CAB, Election of
	2001, Series B (MBIA), 5.92%, 8/01/33 (a)	3,440	709,844
	Ceres Unified School District, GO, CAB, Election of
	2001, Series B (MBIA), 5.89%, 8/01/34 (a)	3,575	683,576
	Ceres Unified School District, GO, CAB, Election of
	2001, Series B (MBIA), 5.90%, 8/01/35 (a)	3,275	581,247
	County of Kern California, COP, Capital Improvements
	Projects, Series A (AGC), 6.00%, 8/01/35	1,500	1,640,295
	Evergreen Elementary School District, GO, Election of
	2006, Series B (AGC), 5.13%, 8/01/33	5,000	5,039,450
	Fontana Unified School District California, GO, Election
	of 2006, Series B (FSA), 5.25%, 8/01/26	5,400	5,731,506
	Fontana Unified School District California, GO, Series A
	(FSA), 5.25%, 8/01/31	2,000	2,034,600
	Glendale Community College District California, GO,
	Election of 2002, Series D (MBIA), 5.00%, 11/01/31	2,500	2,524,650
	Long Beach Unified School District California, GO,
	Refunding, Election of 2008, Series A, 5.75%, 8/01/33	1,000	1,071,930
	Los Angeles Community College District California, GO,
Election of 2001, Series A (MBIA), 5.00%,
	8/01/32	3,500	3,513,020
	Murrieta Valley Unified School District Public Financing
	Authority, Special Tax Bonds, Refunding, Series A
	(AGC), 5.13%, 9/01/26	1,000	1,049,040
	Pittsburg Unified School District, GO, Election of 2006,
	Series B (FSA), 5.50%, 8/01/34	2,000	2,088,100
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance Inc.
AMBAC	American Municipal Bond	GO	General Obligation Bonds
	Assurance Corp.	MBIA	Municipal Bond Investors Assurance
CAB	Capital Appreciation Bonds		(National Public Finance Guaranty Corp.)
COP	Certificates of Participation	RB	Revenue Bonds

BlackRock California Insured Municipal Income Trust (BCK)
Schedule of Investments November 30, 2009	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Riverside Unified School District California, GO, Series A
	(MBIA), 5.00%, 2/01/27	$ 5,000 $	5,033,150
	San Bernardino Community College District California,
	GO, Election of 2002, Series C (FSA), 5.00%, 8/01/31	2,000	2,019,060
	San Jose Financing Authority, Refunding RB, Civic
	Center Project, Series B (AMBAC), 5.00%, 6/01/37	6,000	6,008,340
	San Leandro Unified School District California, GO,
	Election of 2006, Series B (FSA), 6.25%, 8/01/29	1,125	1,283,164
	Snowline Joint Unified School District, COP, Refunding,
	Refining Project (AGC), 5.75%, 9/01/38	2,000	2,172,400
	Westminster Redevelopment Agency California, Tax
Allocation Bonds, Subordinate, Commercial
	Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	2,000	2,237,880
			51,067,231
Education - 7.1%	California Educational Facilities Authority, RB, Scripps
	College (MBIA), 5.00%, 8/01/31	2,385	2,562,611
	University of California, RB, Limited Project, Series D
	(FSA), 5.00%, 5/15/41	2,600	2,527,668
			5,090,279
State - 3.7%	State of California, GO, Various Purpose, 6.50%,
	4/01/33	2,500	2,682,300
Transportation - 6.7%	County of Orange California, RB, Series B, 5.75%,
	7/01/34	1,000	1,074,560
	San Joaquin Hills Transportation Corridor Agency
	California, Refunding RB, CAB, Series A (MBIA), 5.49%,
	1/15/31(a)	20,000	3,767,800
			4,842,360
Utilities - 38.1%	California State Department of Water Resources,
	Refunding RB, Central Valley Project, Series AE, 5.00%,
	12/01/28	2,500	2,641,775
	City of Los Angeles California, Refunding RB, Series A
	(MBIA), 5.00%, 6/01/32	4,000	4,029,880
	City of Los Angeles California, Refunding RB, Sub-Series
	A (MBIA), 5.00%, 6/01/27	5,000	5,083,400
	City of Napa California, RB (AMBAC), 5.00%, 5/01/35	3,000	3,023,910
	East Bay Municipal Utility District, RB, Series A (MBIA),
	5.00%, 6/01/37	4,000	4,128,720
	East Bay Municipal Utility District, RB, Sub-Series A
	(MBIA), 5.00%, 6/01/35	3,000	3,084,180
	Los Angeles Department of Water & Power, RB, System,
	Sub-Series A-2 (FSA), 5.00%, 7/01/35	500	506,695
	Metropolitan Water District of Southern California, RB,
	Series B-2 (MBIA), 5.00%, 10/01/27	1,750	1,887,760
	Orange County Sanitation District, COP, Series B (FSA),
	5.00%, 2/01/37	3,000	3,059,550
			27,445,870
	Total Municipal Bonds - 126.4%		91,128,040

BlackRock California Insured Municipal Income Trust (BCK)
Schedule of Investments November 30, 2009	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (b)	(000)	Value
County/City/Special District/	Los Angeles Community College District California, GO,
School District - 12.9%	Election of 2001, Series A (FSA), 5.00%, 8/01/32	$ 3,000 $	3,014,970
	Los Angeles Community College District California, GO,
	Election of 2008, Series A, 6.00%, 8/01/33	3,828	4,230,106
	San Diego Community College District California,
	GO, Election of 2002, 5.25%, 8/01/33	2,004	2,062,303
			9,307,379
Education - 3.4%	University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,436,834
Utilities - 13.2%	San Diego County Water Authority, COP, Refunding,
	Series 2008-A (FSA), 5.00%, 5/01/33	4,250	4,192,115
	San Diego County Water Authority, COP, Refunding,
	Series A (MBIA), 5.00%, 5/01/32	5,292	5,336,231
			9,528,346
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 29.5%		21,272,559
	Total Long-Term Investments
	(Cost - $113,617,261) - 155.9%		112,400,599
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 0.04% (c)(d)	512,901	512,901
	Total Short-Term Securities
	(Cost - $512,901) - 0.7%		512,901
	Total Investments (Cost - $114,130,162*) - 156.6%		112,913,500
	Other Assets Less Liabilities - 2.1%		1,521,229
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (15.2)%	(10,995,570)
	Preferred Shares, at Redemption Value - (43.5)%	(31,328,125)
	Net Assets Applicable to Common Shares - 100.0%	$ 72,111,034

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 103,138,424
Gross unrealized appreciation	$ 2,827,085
Gross unrealized depreciation	(4,041,214)
Net unrealized depreciation	$ (1,214,129)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA California Municipal Money Fund	$ (1,899,941)	$ 72
(d) Represents the current yield as of report date.

BlackRock California Insured Municipal Income Trust (BCK)
Schedule of Investments November 30 2009 (Unaudited)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayments speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the
Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 512,901
Level 2 - Long-Term Investments[1]	112,400,599
Level 3	-
Total	$ 112,913,500

1See above Schedule of Investments for values in the state.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock California Insured Municipal Income Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Insured Municipal Income Trust

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Insured Municipal Income Trust

Date: January 22, 2010